Consolidated Statements of Stockholders’ Equity - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Non controlling Interests	Total
Balance at Apr. 30, 2021	$ 1,376	$ 224		$ (166,349)	$ (27,269)	$ (192,018)
Balance (in Shares) at Apr. 30, 2021	13,760,000	2,240,000
Net income (Loss)				(562,744)	(92,282)	(655,026)
Balance at Apr. 30, 2022	$ 1,376	$ 224		(729,093)	(119,551)	(847,044)
Balance (in Shares) at Apr. 30, 2022	13,760,000	2,240,000
Net income (Loss)				1,251,803	387,498	1,639,301
Balance at Apr. 30, 2023	$ 1,376	$ 224		$ 522,710	$ 267,947	$ 792,257
Balance (in Shares) at Apr. 30, 2023	13,760,000	2,240,000